Property And Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 10,062	$ 9,845
Accumulated depreciation	9,187	8,836
Property and equipment, net	875	1,009
Computers And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	7,014	6,819
Accumulated depreciation	6,268	5,975
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	2,302	2,297
Accumulated depreciation	2,197	2,165
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	145	143
Accumulated depreciation	143	131
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	601	586
Accumulated depreciation	$ 579	$ 565